Condensed Statements of Changes in Shareholders' Deficit - USD ($) $ in Thousands	Total		Previously Reported [Member]	Revision of Prior Period, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Retroactive Conversion [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Retroactive Conversion [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Deficit [Member] Revision of Prior Period, Adjustment [Member]
Beginning balance at Dec. 31, 2019	$ 3,675		$ 3,675	$ 0	$ 7	$ 1		$ 6	$ 61,755	$ 61,761		$ (6)	$ (58,087)	$ (58,087)	$ 0
Beginning balance (in shares) at Dec. 31, 2019					65,670,088	45,106,145		20,563,943
Capital contribution from Amprius Holdings	4,826								4,826				0
Exercise of stock options (in shares)					72,795
Exercise of stock options	4				$ 0				4				0
Stock-based compensation	42								42				0
Contribution from Amprius Holdings related to stock-based compensation	40								40				0
Net income (loss)	(7,418)								0				(7,418)
Ending balance at Dec. 31, 2020	1,169	[1]	1,169	1,169	$ 7	$ 1	$ 6	$ 7	66,667	66,673	$ (6)	66,667	(65,505)	(65,505)	(65,505)
Ending balance (in shares) at Dec. 31, 2020					65,742,883	45,156,000	20,587	65,743,000
Capital contribution from Amprius Holdings	19,692								19,692
Exercise of stock options (in shares)					29,000
Exercise of stock options	1								1
Stock-based compensation	586								586
Contribution from Amprius Holdings related to stock-based compensation	116								116
Net income (loss)	(6,194)												(6,194)
Ending balance at Sep. 30, 2021	15,370				$ 7				87,062				(71,699)
Ending balance (in shares) at Sep. 30, 2021					65,772,000
Beginning balance at Dec. 31, 2020	1,169	[1]	1,169	1,169	$ 7	$ 1	$ 6	$ 7	66,667	66,673	(6)	66,667	(65,505)	(65,505)	(65,505)
Beginning balance (in shares) at Dec. 31, 2020					65,742,883	45,156,000	20,587	65,743,000
Capital contribution from Amprius Holdings	20,111								20,111				0
Exercise of stock options (in shares)					29,118
Exercise of stock options	1				$ 0				1				0
Stock-based compensation	1,000								1,000				0
Contribution from Amprius Holdings related to stock-based compensation	1,473								1,473				0
Net income (loss)	(9,896)								0				(9,896)
Ending balance at Dec. 31, 2021	13,858	[1]	13,858	13,858	$ 7	$ 1	$ 6	$ 7	89,252	89,258	(6)	89,252	(75,401)	(75,401)	(75,401)
Ending balance (in shares) at Dec. 31, 2021					65,772,001	45,176,000	20,596	65,772,000
Beginning balance at Jun. 30, 2021			3,491	3,491		$ 1	$ 6	$ 7		72,048	(6)	72,042		(68,558)	(68,558)
Beginning balance (in shares) at Jun. 30, 2021						45,176,000	20,596	65,772,000
Capital contribution from Amprius Holdings	14,697								14,697
Stock-based compensation	286								286
Contribution from Amprius Holdings related to stock-based compensation	37								37
Net income (loss)	(3,141)												(3,141)
Ending balance at Sep. 30, 2021	15,370				$ 7				87,062				(71,699)
Ending balance (in shares) at Sep. 30, 2021					65,772,000
Beginning balance at Dec. 31, 2021	13,858	[1]	13,858	13,858	$ 7	$ 1	$ 6	$ 7	89,252	89,258	(6)	89,252	(75,401)	(75,401)	(75,401)
Beginning balance (in shares) at Dec. 31, 2021					65,772,001	45,176,000	20,596	65,772,000
Capital contribution from Amprius Holdings	505								505
Exercise of stock options (in shares)					5,000
Exercise of stock options	8								8
Issuance of common stock in connection with business combination and PIPE investment, net of issuance costs, shares					18,392,000
Issuance of common stock in connection with business combination and PIPE investment, net of issuance costs	70,938				$ 1				70,937
Issuance of common stock in connection with a stock purchase agreement, shares					85,000
Stock-based compensation	1,746								1,746
Cumulative effect adjustment from adoption of ASC 842	(154)												(154)
Contribution from Amprius Holdings related to stock-based compensation	377								377
Net income (loss)	(11,276)												(11,276)
Ending balance at Sep. 30, 2022	76,002				$ 8				162,825				(86,831)
Ending balance (in shares) at Sep. 30, 2022					84,254,000
Beginning balance at Jun. 30, 2022			$ 8,531	$ 8,531		$ 1	$ 6	$ 7		$ 91,117	$ (6)	$ 91,111		$ (82,587)	$ (82,587)
Beginning balance (in shares) at Jun. 30, 2022						45,179,000	20,598	65,777,000
Issuance of common stock in connection with business combination and PIPE investment, net of issuance costs, shares					18,392,000
Issuance of common stock in connection with business combination and PIPE investment, net of issuance costs	70,938				$ 1				70,937
Issuance of common stock in connection with a stock purchase agreement, shares					85,000
Stock-based compensation	646								646
Contribution from Amprius Holdings related to stock-based compensation	131								131
Net income (loss)	(4,244)												(4,244)
Ending balance at Sep. 30, 2022	$ 76,002				$ 8				$ 162,825				$ (86,831)
Ending balance (in shares) at Sep. 30, 2022					84,254,000

[1]	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination as described in Note 1.